UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Steven I. Koszalka

American High-Income Trust

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American High-Income Trust®
Investment portfolio
December 31, 2016
unaudited
Bonds, notes & other debt instruments 89.62% Corporate bonds & notes 88.35% Energy 15.53%	Principal amount (000)	Value (000)
American Energy (Marcellus), Term Loan A, 8.50% 2021[1,2,3]	$33,833	$4,229
American Energy (Marcellus), Term Loan B, 5.25% 2020[1,2,3]	47,750	26,501
American Energy (Permian Basin) 7.125% 2020[4]	44,035	37,870
American Energy (Permian Basin) 7.375% 2021[4]	12,305	10,490
American Midstream Partners, LP, 8.50% 2021[4]	12,425	12,363
Antero Resources Corp. 5.375% 2024[4]	22,140	22,638
Antero Resources Corp. 5.00% 2025[4]	6,375	6,267
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[4]	71,520	71,878
California Resources Corp., Term Loan B1, 11.375% 2021[1,2,3]	9,525	10,620
Cheniere Energy, Inc. 7.00% 2024[4]	16,110	17,520
Cheniere Energy, Inc. 5.875% 2025[4]	33,525	34,332
Chesapeake Energy Corp. 4.13% 2019[3]	49,975	50,475
Chesapeake Energy Corp. 4.875% 2022	41,800	38,038
Chesapeake Energy Corp. 8.00% 2022[4]	12,558	13,616
Chesapeake Energy Corp. 8.00% 2025[4]	32,275	33,042
Chesapeake Energy Corp., Term Loan, 8.50% 2021[1,2,3]	28,000	30,578
Concho Resources Inc. 5.50% 2023	9,650	10,049
Concho Resources Inc. 4.375% 2025	20,100	20,161
CONSOL Energy Inc. 5.875% 2022	81,837	80,609
DCP Midstream Operating LP 4.95% 2022	31,458	32,402
DCP Midstream Operating LP 3.875% 2023	15,265	14,759
Denbury Resources Inc. 9.00% 2021[4]	12,170	13,235
Diamond Offshore Drilling, Inc. 4.875% 2043	14,960	10,701
Enbridge Energy Partners, LP 4.375% 2020	5,830	6,087
Enbridge Energy Partners, LP 5.875% 2025	6,035	6,732
Enbridge Energy Partners, LP 7.375% 2045	19,700	24,476
Enbridge Inc., Series A, 6.00% 2077	16,600	16,600
Energy Transfer Partners, LP 7.50% 2020	27,010	30,251
Energy Transfer Partners, LP 5.875% 2024	31,915	33,112
Energy Transfer Partners, LP 4.75% 2026	3,400	3,517
Energy Transfer Partners, LP 5.50% 2027	31,051	30,430
Ensco PLC 5.75% 2044	29,320	21,404
EP Energy Corp. 9.375% 2020	11,250	10,427
EP Energy Corp. 8.00% 2024[4]	10,000	10,797
Extraction Oil & Gas Holdings LLC 7.875% 2021[4]	29,625	31,847
Genesis Energy, LP 6.75% 2022	20,100	20,984
Holly Energy Partners, LP 6.00% 2024[4]	15,815	16,566
Jupiter Resources Inc. 8.50% 2022[4]	31,500	27,326
Kinder Morgan, Inc. 4.30% 2025	9,375	9,657
Laredo Petroleum, Inc. 5.625% 2022	1,940	1,964
MPLX LP 4.50% 2023	3,500	3,556
Murphy Oil Corp. 6.875% 2024	18,625	19,882
Murray Energy Corp. 11.25% 2021[4]	23,875	18,563
Newfield Exploration Co. 5.625% 2024	6,300	6,599
NGL Energy Partners LP 5.125% 2019	16,050	16,010
NGL Energy Partners LP 6.875% 2021	60,282	61,940
American High-Income Trust — Page 1 of 23

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
NGL Energy Partners LP 7.50% 2023[4]	$17,800	$18,467
NGPL PipeCo LLC 7.119% 2017[4]	135,495	141,931
NGPL PipeCo LLC 9.625% 2019[4]	99,015	104,213
NGPL PipeCo LLC 7.768% 2037[4]	19,880	21,172
Noble Corp. PLC 5.25% 2018	375	375
Noble Corp. PLC 7.75% 2024	27,525	25,959
Noble Corp. PLC 7.20% 2025	20,285	19,119
Noble Corp. PLC 8.20% 2045	20,290	16,993
Oasis Petroleum Inc. 6.50% 2021	2,750	2,815
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[2,4]	4,519	2,067
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[2,4]	10,317	2,837
ONEOK, Inc. 4.25% 2022	11,300	11,413
ONEOK, Inc. 7.50% 2023	9,475	10,920
Parsley Energy, Inc. 6.25% 2024[4]	2,550	2,696
Parsley Energy, Inc. 5.375% 2025[4]	15,975	16,109
PDC Energy Inc. 7.75% 2022	47,325	50,638
Petrobras Global Finance Co. 3.00% 2019	21,658	21,164
Petrobras Global Finance Co. 8.375% 2021	40,610	43,859
Petrobras Global Finance Co. 6.25% 2024	3,715	3,573
Petrobras Global Finance Co. 6.85% 2115	11,500	9,372
Petrobras International Finance Co. 5.75% 2020	29,205	29,643
Petróleos Mexicanos 5.375% 2022[4]	1,555	1,594
Petróleos Mexicanos 4.625% 2023[4]	25,075	24,456
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[2,4]	2,117	2,032
QGOG Constellation SA 6.25% 2019[4]	90,420	60,129
Range Resources Corp. 4.875% 2025	19,275	18,769
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	27,065	27,953
Regency Energy Partners LP and Regency Energy Finance Corp. 5.00% 2022	1,935	2,051
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	15,225	15,796
Rice Energy Inc. 6.25% 2022	5,575	5,756
Rice Energy Inc. 7.25% 2023	5,400	5,751
Rowan Companies Inc. 7.375% 2025	10,975	11,222
Sabine Pass Liquefaction, LLC 5.625% 2021	57,700	62,027
Sabine Pass Liquefaction, LLC 5.75% 2024	45,415	48,935
Sabine Pass Liquefaction, LLC 5.625% 2025	37,850	40,641
Sabine Pass Liquefaction, LLC 5.875% 2026[4]	7,125	7,704
Sabine Pass Liquefaction, LLC 5.00% 2027[4]	42,440	42,970
Seven Generations Energy Ltd. 6.75% 2023[4]	2,025	2,167
SM Energy Co. 5.625% 2025	27,700	26,869
SM Energy Co. 6.75% 2026	1,325	1,371
Southwestern Energy Co. 4.10% 2022	48,065	45,652
Southwestern Energy Co. 6.70% 2025	14,945	15,356
Sunoco LP 5.50% 2020	13,600	13,889
Sunoco LP 6.25% 2021	38,190	39,002
Tallgrass Energy Partners, LP 5.50% 2024[4]	9,225	9,202
Targa Resources Corp. 4.125% 2019	46,285	47,095
Targa Resources Corp. 5.125% 2025[4]	24,975	24,881
Targa Resources Partners LP 6.75% 2024	15,000	16,162
Targa Resources Partners LP 5.375% 2027[4]	7,400	7,363
Teekay Corp. 8.50% 2020	97,830	93,428
Tesoro Corp. 4.75% 2023[4]	3,200	3,222
Tesoro Corp. 5.125% 2026[4]	11,600	11,754
Tesoro Logistics LP 5.50% 2019	15,435	16,400
Tesoro Logistics LP 6.125% 2021	1,790	1,884
American High-Income Trust — Page 2 of 23

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Tesoro Logistics LP 6.25% 2022	$8,535	$9,090
Tesoro Logistics LP 6.375% 2024	10,320	11,094
Tesoro Logistics LP 5.25% 2025	24,225	24,831
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	10,295	8,622
Transocean Inc. 4.25% 2017	825	837
Transocean Inc. 8.125% 2021	14,800	14,874
Transocean Inc. 9.00% 2023[4]	38,675	39,835
Weatherford International PLC 7.75% 2021	13,450	13,635
Weatherford International PLC 4.50% 2022	13,480	11,761
Weatherford International PLC 8.25% 2023	31,000	31,620
Weatherford International PLC 9.875% 2024[4]	31,500	33,646
Weatherford International PLC 6.50% 2036	14,475	11,689
Weatherford International PLC 6.75% 2040	37,395	30,103
Whiting Petroleum Corp. 6.50% 2018	3,480	3,476
Williams Companies, Inc. 3.70% 2023	28,710	27,849
Williams Partners LP 3.60% 2022	2,795	2,810
YPF Sociedad Anónima 8.50% 2021[4]	10,990	11,815
		2,627,505
Consumer discretionary 12.26%
Adient Global Holdings Ltd. 4.875% 2026[4]	4,710	4,628
Boyd Gaming Corp. 6.875% 2023	6,075	6,553
Boyd Gaming Corp. 6.375% 2026[4]	18,675	20,206
Brinker International, Inc. 5.00% 2024[4]	8,600	8,600
Burger King Corp. 6.00% 2022[4]	40,675	42,607
Cablevision Systems Corp. 7.75% 2018	16,850	17,819
Cablevision Systems Corp. 6.75% 2021	33,500	36,096
Cablevision Systems Corp. 5.50% 2027[4]	20,600	20,909
Carlson Travel, Inc. 6.75% 2023[4]	4,400	4,587
CBS Outdoor Americas Inc. 5.25% 2022	10,800	11,246
CCO Holdings LLC and CCO Holdings Capital Corp. 6.625% 2022	4,500	4,669
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 2024[4]	23,675	25,332
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	7,000	7,381
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[4]	9,600	9,912
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[4]	14,575	14,903
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	70,575	73,222
Cedar Fair, LP 5.375% 2024	8,440	8,735
Cengage Learning Acquisitions, Inc., Term Loan B, 5.25% 2023[1,2,3]	29,026	28,252
Cengage Learning Acquisitions, Inc. 9.50% 2024[4]	6,067	5,415
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	141,869	142,312
Cooper-Standard Holdings Inc. 5.625% 2026[4]	10,225	10,136
Cumulus Media Holdings Inc. 7.75% 2019	65,114	26,982
Cumulus Media Inc., Term Loan B, 4.25% 2020[1,2,3]	24,265	15,974
Delta 2 (Formula One), Term Loan B, 8.068% 2022[1,2,3]	5,250	5,303
DISH DBS Corp. 4.625% 2017	2,500	2,534
DISH DBS Corp. 4.25% 2018	23,150	23,795
DISH DBS Corp. 7.875% 2019	9,550	10,624
DISH DBS Corp. 5.875% 2022	7,350	7,754
DISH DBS Corp. 7.75% 2026	9,625	10,876
Dollar Tree Inc. 5.25% 2020	6,925	7,141
Dollar Tree Inc. 5.75% 2023	19,525	20,771
Gannett Co., Inc. 5.125% 2019	14,885	15,294
Gannett Co., Inc. 4.875% 2021[4]	5,890	6,008
Gannett Co., Inc. 5.50% 2024[4]	1,365	1,384
American High-Income Trust — Page 3 of 23

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Co. 4.00% 2025	$2,300	$2,255
Hilton Worldwide Finance LLC 5.625% 2021	13,790	14,246
Hilton Worldwide Holdings Inc. 4.25% 2024[4]	8,975	8,751
Hilton Worldwide, Term Loan B, 3.50% 2020[1,2,3]	630	636
Hilton Worldwide, Term Loan B, 3.256% 2023[1,2,3]	8,567	8,677
iHeartCommunications, Inc. 9.00% 2019	23,125	18,991
iHeartCommunications, Inc. 10.625% 2023	19,255	14,634
iHeartCommunications, Inc., Term Loan D, 7.52% 2019[1,2,3]	27,700	22,599
International Game Technology 6.25% 2022[4]	5,300	5,711
Lamar Media Corp. 5.75% 2026	550	581
Landry’s, Inc. 6.75% 2024[4]	12,350	12,566
Landry’s, Inc., Term Loan B, 4.00% 2023[1,2,3]	8,900	9,009
Limited Brands, Inc. 6.625% 2021	20,976	23,650
Limited Brands, Inc. 6.875% 2035	31,950	32,749
Loral Space & Communications Inc. 8.875% 2024[4]	8,775	9,170
Loral Space & Communications Inc., Term Loan B, 4.50% 2023[1,2,3]	13,150	13,380
McClatchy Co. 9.00% 2022	30,100	32,207
McGraw-Hill Global Education Holdings, LLC, Term Loan B, 5.00% 2022[1,2,3]	17,149	17,185
McGraw-Hill Global Education Holdings, LLC 7.875% 2024[4]	3,500	3,539
MDC Partners Inc. 6.50% 2024[4]	7,575	6,855
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	5,000	5,131
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	14,600	15,403
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	10,300	10,648
Melco Crown Entertainment Ltd. 5.875% 2019[4]	12,250	12,618
Melco Crown Entertainment Ltd. 5.00% 2021[4]	8,575	8,563
MGM Growth Properties LLC 5.625% 2024[4]	12,275	12,889
MGM Resorts International 8.625% 2019	6,275	7,083
MGM Resorts International 6.75% 2020	2,900	3,234
MGM Resorts International 7.75% 2022	8,950	10,315
MGM Resorts International 6.00% 2023	31,775	34,396
MHGE Parent LLC/Finance 8.50% 2019[4,5]	14,916	15,065
Michaels Stores, Inc. 5.875% 2020[4]	12,585	12,978
Mohegan Tribal Gaming Authority 7.875% 2024[4]	11,500	11,773
Mohegan Tribal Gaming Authority, Term Loan B, 5.50% 2023[1,2,3]	21,476	21,657
NBC Universal Enterprise, Inc. 5.25% 2049[4]	23,885	25,139
Needle Merger Sub Corp. 8.125% 2019[4]	28,247	28,176
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	43,945	32,849
Neiman Marcus Group LTD Inc. 8.75% 2021[4,5]	59,055	42,077
Neiman Marcus, Term Loan B, 4.25% 2020[1,2,3]	70,273	61,489
Netflix, Inc. 5.75% 2024	19,550	20,967
Newell Rubbermaid Inc. 5.00% 2023	4,560	4,891
PETCO Animal Supplies, Inc., Term Loan B-1, 5.00% 2023[1,2,3]	5,657	5,708
PETsMART, Inc. 7.125% 2023[4]	77,417	79,159
Pinnacle Entertainment, Inc. 5.625% 2024[4]	1,200	1,206
Playa Resorts Holding BV 8.00% 2020[4]	63,074	66,070
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[1,2,3]	5,638	5,666
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 6.125% 2021[4]	17,900	18,348
Sally Holdings LLC and Sally Capital Inc. 5.75% 2022	7,250	7,567
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	17,270	18,047
Schaeffler Finance BV 4.25% 2021[4]	5,680	5,822
Schaeffler Verwaltungs 4.125% 2021[4,5]	2,650	2,683
Schaeffler Verwaltungs 4.50% 2023[4,5]	26,135	25,612
Schaeffler Verwaltungs 4.75% 2026[4,5]	14,915	14,430
ServiceMaster Global Holdings, Inc. 5.125% 2024[4]	9,000	9,158
American High-Income Trust — Page 4 of 23

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sotheby’s Holdings, Inc. 5.25% 2022[4]	$17,385	$17,168
Standard Pacific Corp. 8.375% 2021	14,775	17,287
Tenneco Inc. 5.00% 2026	11,050	10,870
TI Automotive Ltd. 8.75% 2023[4]	55,495	58,270
Tribune Media Co. 5.875% 2022	14,195	14,461
Uber Technologies, Inc. 5.00% 2023[1,2,3]	39,601	39,903
Univision Communications Inc. 6.75% 2022[4]	16,098	16,963
Univision Communications Inc. 5.125% 2023[4]	22,890	22,633
Univision Communications Inc. 5.125% 2025[4]	20,450	19,632
Univision Communications Inc., Term Loan C3, 4.00% 2020[1,2,3]	1,487	1,495
Warner Music Group 5.625% 2022[4]	18,627	19,349
Warner Music Group 6.75% 2022[4]	15,900	16,814
Warner Music Group 5.00% 2023[4]	29,635	29,857
Warner Music Group 4.875% 2024[4]	9,650	9,650
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	15,150	15,548
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[4]	12,625	12,069
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[4]	38,580	38,368
Wynn Macau, Ltd. 5.25% 2021[4]	58,000	58,725
YUM! Brands, Inc. 5.00% 2024[4]	21,105	21,606
YUM! Brands, Inc. 5.25% 2026[4]	2,825	2,874
ZF Friedrichshafen AG 4.00% 2020[4]	2,935	3,063
ZF Friedrichshafen AG 4.50% 2022[4]	23,175	23,986
ZF Friedrichshafen AG 4.75% 2025[4]	31,515	32,185
		2,074,944
Health care 12.18%
Alere Inc. 6.50% 2020	4,340	4,297
AMN Healthcare Services, Inc. 5.125% 2024[4]	9,125	9,125
Centene Corp. 5.625% 2021	38,690	40,775
Centene Corp. 4.75% 2022	64,400	65,366
Centene Corp. 6.125% 2024	32,119	33,926
Centene Corp. 4.75% 2025	47,970	46,951
Community Health Systems Inc. 5.125% 2021	25,950	24,133
Concordia Healthcare Corp., Term Loan B, 5.25% 2021[1,2,3]	10,775	8,468
Concordia Healthcare Corp. 9.00% 2022[4]	16,125	13,726
Concordia Healthcare Corp. 9.50% 2022[4]	71,777	25,840
Concordia Healthcare Corp. 7.00% 2023[4]	37,403	11,969
DaVita HealthCare Partners Inc. 5.125% 2024	7,840	7,835
DaVita HealthCare Partners Inc. 5.00% 2025	16,675	16,446
DJO Finance LLC 10.75% 2020	35,043	29,611
DJO Finco Inc. 8.125% 2021[4]	54,230	47,316
Endo Finance LLC & Endo Finco Inc. 5.375% 2023[4]	4,400	3,762
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[4]	18,865	16,648
Endo Finance LLC & Endo Finco Inc. 6.50% 2025[4]	7,600	6,365
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	22,905	20,500
Fresenius Medical Care AG & Co. KGAA 5.875% 2022[4]	6,850	7,535
HCA Inc. 3.75% 2019	11,563	11,910
HCA Inc. 6.50% 2020	24,960	27,369
HCA Inc. 4.75% 2023	2,160	2,217
HCA Inc. 5.00% 2024	28,285	29,169
HCA Inc. 5.375% 2025	3,750	3,764
HCA Inc. 5.25% 2026	24,500	25,388
HCA Inc. 5.875% 2026	12,000	12,390
HCA Inc. 4.50% 2027	14,500	14,282
American High-Income Trust — Page 5 of 23

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Healthsouth Corp. 5.75% 2024	$8,675	$8,827
Healthsouth Corp. 5.75% 2025	35,240	35,240
Hologic, Inc. 5.25% 2022[4]	7,470	7,890
Immucor, Inc. 11.125% 2019	4,915	4,645
IMS Health Holdings, Inc. 5.00% 2026[4]	36,690	36,873
inVentiv Health, Inc. 9.00% 2018[4]	131,769	132,039
inVentiv Health, Inc. 7.50% 2024[4]	51,995	54,720
inVentiv Health, Inc., Term Loan B, 4.75% 2023[1,2,3]	41,042	41,189
Kindred Healthcare, Inc. 8.00% 2020	22,950	22,950
Kindred Healthcare, Inc. 8.75% 2023	13,000	12,204
Kinetic Concepts, Inc. 12.50% 2019	9,600	10,044
Kinetic Concepts, Inc. 7.875% 2021[4]	12,115	13,175
Kinetic Concepts, Inc. 9.625% 2021[4]	151,480	160,947
Kinetic Concepts, Inc. 12.50% 2021[4]	126,682	133,333
Mallinckrodt PLC 4.875% 2020[4]	29,510	29,768
Mallinckrodt PLC 5.75% 2022[4]	5,345	5,171
Mallinckrodt PLC 5.625% 2023[4]	11,986	11,237
MEDNAX, Inc. 5.25% 2023[4]	8,190	8,456
Molina Healthcare, Inc. 5.375% 2022	68,792	70,168
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[1,2,3]	18,794	18,703
Prestige Brands International Inc. 6.375% 2024[4]	14,010	14,781
Quintiles Transnational Corp. 4.875% 2023[4]	21,100	21,522
RegionalCare Hospital Partners Holdings, Inc. 8.25% 2023[4]	10,325	10,351
Rotech Healthcare Inc., Term Loan, 13.00% 2020[1,2,3,5,6,7]	62,849	60,811
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[1,2,3,6,7]	25,058	24,882
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[1,2,3,6,7]	20,825	20,721
Tenet Healthcare Corp. 4.375% 2021	27,963	27,683
Tenet Healthcare Corp. 7.50% 2022[4]	12,350	12,906
Tenet Healthcare Corp. 8.125% 2022	12,335	11,700
Tenet Healthcare Corp. 6.75% 2023	22,180	19,574
Tenet Healthcare Corp., First Lien, 6.25% 2018	3,000	3,180
Tenet Healthcare Corp., First Lien, 4.75% 2020	18,235	18,417
Tenet Healthcare Corp., First Lien, 6.00% 2020	83,480	87,237
Tenet Healthcare Corp., First Lien, 4.50% 2021	32,730	32,730
Valeant Pharmaceuticals International Inc. 7.00% 2020[4]	4,068	3,526
Valeant Pharmaceuticals International Inc. 5.50% 2023[4]	9,625	7,267
Vizient Inc. 10.375% 2024[4]	10,015	11,367
VPI Escrow Corp. 6.75% 2018[4]	68,950	65,675
VPI Escrow Corp. 6.375% 2020[4]	136,018	117,528
VPI Escrow Corp. 7.50% 2021[4]	22,295	18,979
VRX Escrow Corp. 5.375% 2020[4]	34,375	29,219
VRX Escrow Corp. 5.875% 2023[4]	12,815	9,739
VRX Escrow Corp. 6.125% 2025[4]	61,125	46,149
		2,060,606
Telecommunication services 11.80%
Altice Financing SA 6.625% 2023[4]	15,460	15,924
Altice Finco SA 9.875% 2020[4]	4,350	4,600
Altice Finco SA 6.50% 2022[4]	625	653
Altice NV 5.50% 2026[4]	12,475	12,756
Altice NV 7.50% 2026[4]	9,550	9,956
CenturyLink, Inc. 7.50% 2024	36,620	38,543
CenturyLink, Inc. 5.625% 2025	7,100	6,772
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	94,910	97,995
American High-Income Trust — Page 6 of 23

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 7.75% 2025[4]	$10,370	$11,459
Cincinnati Bell Inc. 7.00% 2024[4]	20,275	21,492
Columbus International Inc. 7.375% 2021[4]	11,925	12,735
Digicel Group Ltd. 8.25% 2020[4]	73,500	63,428
Digicel Group Ltd. 6.00% 2021[4]	36,125	32,845
Digicel Group Ltd. 7.125% 2022[4]	20,885	16,303
Frontier Communications Corp. 8.50% 2020	10,000	10,538
Frontier Communications Corp. 8.875% 2020	25,300	27,039
Frontier Communications Corp. 9.25% 2021	11,175	11,776
Frontier Communications Corp. 8.75% 2022	1,150	1,144
Frontier Communications Corp. 10.50% 2022	115,885	122,264
Frontier Communications Corp. 7.625% 2024	4,923	4,431
Frontier Communications Corp. 11.00% 2025	70,212	72,757
Inmarsat PLC 4.875% 2022[4]	25,090	24,525
Inmarsat PLC 6.50% 2024[4]	22,675	23,072
Intelsat Jackson Holding Co. 7.25% 2019	66,125	55,876
Intelsat Jackson Holding Co. 7.25% 2020	51,750	40,365
Level 3 Communications, Inc. 5.125% 2023	14,225	14,314
Ligado Networks, Term Loan, 9.75% 2020[1,2,3,5]	144,622	134,380
MetroPCS Wireless, Inc. 6.25% 2021	45,060	46,975
MetroPCS Wireless, Inc. 6.625% 2023	70,985	75,422
Neptune Finco Corp. (Altice NV) 10.125% 2023[4]	12,350	14,295
Neptune Finco Corp. (Altice NV) 6.625% 2025[4]	18,900	20,696
Neptune Finco Corp. (Altice NV) 10.875% 2025[4]	2,475	2,951
Numericable Group SA 6.00% 2022[4]	7,965	8,204
Numericable Group SA 6.25% 2024[4]	9,875	9,961
Numericable Group SA 7.375% 2026[4]	21,475	22,012
Sable International Finance Ltd. 6.875% 2022[4]	13,295	13,893
SBA Communications Corp. 4.875% 2024[4]	29,250	28,957
SoftBank Corp. 4.50% 2020[4]	59,300	60,931
SoftBank Group Corp. 3.36% 2023[2,4]	23,135	23,183
Sprint Capital Corp. 6.90% 2019	31,750	33,695
Sprint Nextel Corp. 8.375% 2017	4,425	4,596
Sprint Nextel Corp. 9.00% 2018[4]	26,050	28,785
Sprint Nextel Corp. 7.00% 2020	66,870	71,057
Sprint Nextel Corp. 7.25% 2021	48,545	51,700
Sprint Nextel Corp. 11.50% 2021	72,835	89,769
Sprint Nextel Corp. 7.875% 2023	22,250	23,808
Sprint Nextel Corp. 6.875% 2028	12,175	12,053
T-Mobile US, Inc. 6.542% 2020	16,000	16,500
T-Mobile US, Inc. 6.731% 2022	37,840	39,637
T-Mobile US, Inc. 6.00% 2024	5,500	5,809
T-Mobile US, Inc. 6.375% 2025	26,800	28,710
T-Mobile US, Inc. 6.50% 2026	31,025	33,623
Trilogy International Partners, LLC 13.375% 2019[4]	60,475	62,289
Wind Acquisition SA 4.75% 2020[4]	55,275	55,966
Wind Acquisition SA 7.375% 2021[4]	103,275	107,664
Windstream Holdings, Inc. 7.75% 2021	60,277	62,266
Zayo Group Holdings, Inc. 6.00% 2023	15,050	15,727
Zayo Group Holdings, Inc. 6.375% 2025	12,550	13,162
Ziggo Bond Finance BV 5.50% 2027[4]	24,750	24,188
		1,996,426
American High-Income Trust — Page 7 of 23

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 10.72%	Principal amount (000)	Value (000)
ACCO Brands Corp. 5.25% 2024[4]	$13,000	$13,122
ADT Corp. 3.50% 2022	29,125	27,887
Advanced Disposal Services, Inc. 5.625% 2024[4]	6,425	6,409
AerCap Holdings NV 2.75% 2017	5,603	5,615
Aircastle Ltd. 5.00% 2023	14,825	15,159
Alcoa Inc. 5.72% 2019	2,000	2,128
Allison Transmission Holdings, Inc. 5.00% 2024[4]	15,350	15,542
American Airlines, Inc., 5.50% 2019[4]	23,900	24,796
ABC Supply Co., Inc. 5.625% 2021[4]	1,500	1,553
American Builders & Contractors Supply Co. Inc. 5.75% 2023[4]	19,350	19,979
ARAMARK Corp. 5.75% 2020	1,124	1,149
ARAMARK Corp. 5.125% 2024[4]	6,500	6,719
ARAMARK Corp. 5.125% 2024	5,900	6,099
Associated Materials, LLC 9.00% 2024[4]	125,800	126,429
Avianca Holdings SA, 8.375% 2020[4]	5,825	5,942
Brunswick Rail Finance Ltd. 6.50% 2017	29,251	17,185
Brunswick Rail Finance Ltd. 6.50% 2017[4]	9,651	5,670
Builders Firstsource, Inc. 10.75% 2023[4]	33,315	38,396
Builders FirstSource, Inc. 5.625% 2024[4]	71,575	72,201
CEVA Group PLC 7.00% 2021[4,6]	1,400	1,134
CEVA Group PLC 9.00% 2021[4,6]	14,675	9,465
CEVA Group PLC, Apollo Global Securities LLC LOC, 5.969% 2021[1,2,3,6]	13,311	10,894
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[1,2,3,6]	2,356	1,928
CEVA Logistics Holdings BV, Term Loan, 6.50% 2021[1,2,3,6]	13,654	11,175
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50% 2021[1,2,3,6]	18,827	15,409
Cloud Crane LLC, 10.125% 2024[4]	10,865	11,653
Constellis Holdings 9.75% 2020[4]	2,665	2,745
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[2]	2,777	2,805
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[2]	176	176
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[2]	663	669
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[2]	170	178
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	2,000	2,093
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[2]	1,313	1,405
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[2]	1,975	2,072
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[2]	1,386	1,496
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[2]	149	165
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[2]	80	82
Corporate Risk Holdings LLC 9.50% 2019[4,6]	137,693	142,168
Corporate Risk Holdings LLC 13.50% 2020[4,5,6,7]	14,705	16,322
Covanta Holding Corp. 5.875% 2024	9,500	9,168
DAE Aviation Holdings, Inc. 10.00% 2023[4]	109,115	115,389
Deck Chassis Acquisition Inc. 10.00% 2023[4]	65,260	67,544
Delta Air Lines, Inc., Series 2002-1, Class G1, MBIA insured, 6.718% 2024[2]	7,183	8,170
Euramax International, Inc. 12.00% 2020[4]	43,400	47,089
FBM Finance, Inc. 8.25% 2021[4]	28,730	30,454
Gardner Denver, Inc., Term Loan B, 4.568% 2020[1,2,3]	2,073	2,055
Gates Global LLC 6.00% 2022[4]	47,325	46,520
Gates Global LLC, Term Loan B, 4.25% 2021[1,2,3]	15,762	15,796
General Electric Co. 5.00% 2021	7,604	7,900
Grinding Media Inc. 7.375% 2023[4]	8,800	9,267
Hardwoods Acquisition Inc 7.50% 2021[4]	35,330	30,031
HD Supply, Inc. 5.25% 2021[4]	9,450	10,005
HD Supply, Inc. 5.75% 2024[4]	18,375	19,444
HDTFS Inc. 6.75% 2019	3,590	3,599
American High-Income Trust — Page 8 of 23

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
HDTFS Inc. 5.875% 2020	$32,125	$31,563
HDTFS Inc. 6.25% 2022	1,000	943
HDTFS Inc. 5.50% 2024[4]	22,325	19,618
KLX Inc. 5.875% 2022[4]	16,485	17,041
LMI Aerospace Inc. 7.375% 2019	56,166	56,306
LSC Communications, Inc. 8.75% 2023[4]	44,975	45,312
LSC Communications, Inc., Term Loan B, 7.00% 2022[1,2,3,7]	25,061	25,311
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	37,200	31,806
Navios Maritime Holdings Inc. 7.375% 2022[4]	27,955	16,913
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	24,992	19,056
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	8,370	8,527
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[4]	9,800	10,008
Ply Gem Industries, Inc. 6.50% 2022	28,670	29,853
Ply Gem Industries, Inc. 6.50% 2022	14,320	14,839
Prime Security Services Borrower, LLC 9.25% 2023[4]	28,600	31,210
Prime Security Services Borrower, LLC, Term Loan B1, 4.25% 2022[1,2,3]	4,289	4,360
PrimeSource Building Products Inc 9.00% 2023[4]	20,211	20,312
R.R. Donnelley & Sons Co. 7.625% 2020	11,750	12,279
R.R. Donnelley & Sons Co. 7.875% 2021	34,325	35,526
R.R. Donnelley & Sons Co. 7.00% 2022	1,500	1,515
R.R. Donnelley & Sons Co. 6.50% 2023	20,350	19,918
Ritchie Bros. Auctioneers Inc. 5.375% 2025[4]	13,175	13,471
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	67,253	56,324
TRAC Intermodal 11.00% 2019	11,814	12,501
TransDigm Inc. 5.50% 2020	45,510	46,676
TransDigm Inc. 6.50% 2024	2,000	2,103
TransDigm Inc. 6.50% 2025	11,400	11,984
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[2,4]	3,031	3,205
United Continental Holdings, Inc. 6.00% 2020	14,150	15,105
United Rentals, Inc. 7.625% 2022	5,308	5,613
United Rentals, Inc. 5.50% 2025	9,475	9,700
United Rentals, Inc. 5.875% 2026	7,375	7,624
United Rentals, Inc. 5.50% 2027	5,000	4,969
Virgin Australia Holdings Ltd. 8.50% 2019[4]	45,305	47,174
Virgin Australia Holdings Ltd. 7.875% 2021[4]	27,125	27,328
Watco Companies 6.375% 2023[4]	19,240	20,010
XPO Logistics, Inc. 6.125% 2023[4]	8,675	9,098
		1,813,546
Materials 8.34%
AK Steel Holding Corp. 7.50% 2023	2,700	3,004
Alcoa Inc. 6.75% 2024[4]	3,100	3,371
Alcoa Inc. 7.00% 2026[4]	4,000	4,390
Aleris International, Inc. 7.875% 2020	6,450	6,498
Aleris International, Inc. 9.50% 2021[4]	27,345	29,464
Anglo American Capital PLC 4.125% 2021[4]	7,175	7,336
ArcelorMittal 10.85% 2019	13,825	16,244
ArcelorMittal 6.125% 2025	7,000	7,700
ArcelorMittal 7.75% 2041	73,985	79,164
Ardagh Packaging Finance 6.25% 2019[4]	14,050	14,331
Ardagh Packaging Finance 6.75% 2021[4]	5,485	5,677
Ardagh Packaging Finance 6.625% 2023[5]	€20,225	21,371
Ardagh Packaging Finance 7.25% 2024[4]	$5,935	6,276
Ashland Inc. 5.50% 2024[4]	11,640	12,077
American High-Income Trust — Page 9 of 23

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Ball Corp. 4.375% 2020	$17,775	$18,642
BHP Billiton Finance Ltd. 6.25% 2075[4]	8,240	8,954
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023	320	382
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025	260	315
CEMEX Finance LLC 9.375% 2022[4]	7,500	8,194
CEMEX SAB de CV 6.50% 2019[4]	2,455	2,602
CEMEX SAB de CV 7.75% 2026[4]	10,475	11,627
CF Industries, Inc. 4.50% 2026[4]	10,680	10,503
CF Industries, Inc. 4.95% 2043	31,255	25,707
CF Industries, Inc. 5.375% 2044	5,000	4,152
Chemours Co. 6.625% 2023	38,433	38,241
Chemours Co. 7.00% 2025	60,815	60,207
Cliffs Natural Resources Inc. 8.00% 2020[4]	2,762	2,886
Cliffs Natural Resources Inc. 8.25% 2020[4]	40,955	45,051
Crown Holdings, Inc. 4.50% 2023	3,000	3,075
Crown Holdings, Inc. 4.25% 2026[4]	3,000	2,831
Crown Holdings, Inc. 7.375% 2026	2,000	2,250
First Quantum Minerals Ltd. 6.75% 2020[4]	102,665	102,922
First Quantum Minerals Ltd. 7.00% 2021[4]	78,787	78,755
First Quantum Minerals Ltd. 7.25% 2022[4]	21,575	21,359
FMG Resources 3.75% 2019[1,2,3]	20,548	20,615
FMG Resources 9.75% 2022[4]	73,715	85,883
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	30,715	28,719
Freeport-McMoRan Inc. 6.50% 2020[4]	22,550	23,283
Freeport-McMoRan Inc. 6.75% 2022[4]	9,650	9,964
Freeport-McMoRan Inc. 3.875% 2023	4,000	3,690
Freeport-McMoRan Inc. 6.875% 2023[4]	5,000	5,275
Georgia Gulf Corp. 4.625% 2021	23,307	23,948
Georgia Gulf Corp. 4.875% 2023	6,300	6,568
HudBay Minerals Inc. 7.25% 2023[4]	3,975	4,124
HudBay Minerals Inc. 7.625% 2025[4]	7,025	7,319
Huntsman International LLC 4.875% 2020	23,800	24,782
INEOS Group Holdings SA 5.625% 2024[4]	8,825	8,781
Novelis Corp. 6.25% 2024[4]	14,950	15,884
Novelis Corp. 5.875% 2026[4]	29,900	30,274
Owens-Illinois, Inc. 5.00% 2022[4]	3,920	4,023
Owens-Illinois, Inc. 5.875% 2023[4]	17,735	18,522
Owens-Illinois, Inc. 6.375% 2025[4]	10,190	10,770
Paperworks Industries Inc. 9.50% 2019[4]	9,946	8,653
Platform Specialty Products Corp. 10.375% 2021[4]	25,100	27,861
Rayonier Advanced Materials Inc. 5.50% 2024[4]	50,330	47,310
Reynolds Group Inc. 5.75% 2020	47,075	48,605
Reynolds Group Inc. 8.25% 2021[2]	590	609
Reynolds Group Inc. 7.00% 2024[4]	11,245	11,969
Ryerson Inc. 11.00% 2022[4]	92,178	101,626
Sealed Air Corp. 4.875% 2022[4]	5,250	5,414
Smurfit Capital Funding PLC 7.50% 2025	7,965	9,279
Summit Materials, Inc. 8.50% 2022	3,925	4,357
Summit Materials, Inc. 6.125% 2023	23,200	23,925
Teck Resources Ltd. 8.00% 2021[4]	7,675	8,462
Teck Resources Ltd. 8.50% 2024[4]	2,775	3,205
Teck Resources Ltd. 5.20% 2042	3,900	3,452
Tembec Industries Inc. 9.00% 2019[4]	9,835	9,245
United States Steel Corp. 7.375% 2020	3,900	4,202
American High-Income Trust — Page 10 of 23

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
United States Steel Corp. 8.375% 2021[4]	$9,020	$9,994
Vale Overseas Ltd. 5.875% 2021	9,375	9,844
Vale Overseas Ltd. 6.25% 2026	13,745	14,329
Vale Overseas Ltd. 6.875% 2039	13,185	12,888
Vale SA 5.625% 2042	2,566	2,284
Zekelman Industries Inc. 9.875% 2023[4]	19,635	22,040
Zekelman Industries Inc., Term Loan B, 6.00% 2021[1,2,3]	23,915	24,214
		1,411,749
Information technology 6.53%
Alcatel-Lucent USA Inc. 6.45% 2029	16,200	16,969
Blackboard Inc. 9.75% 2021[4]	415	427
Blackboard Inc., Term Loan B4, 6.00% 2021[1,2,3]	34,680	34,886
BMC Software, Inc. 9.00% 2019[4,5]	2,450	2,309
BMC Software, Inc. 8.125% 2021[4]	62,341	58,562
BMC Software, Inc., Term Loan B, 5.00% 2020[1,2,3]	25,705	25,671
Camelot Finance SA 7.875% 2024[4]	45,995	47,720
Camelot Finance SA, Term Loan B, 4.75% 2023[1,2,3]	33,067	33,514
CommScope Holding Co., Inc. 4.375% 2020[4]	1,500	1,538
CommScope Inc. 6.00% 2025[4]	3,750	3,994
Dell Inc. 8.35% 2046[4]	14,770	18,215
Dell Inc., Term Loan B, 4.02% 2021[1,2,3]	33,100	33,703
EchoStar Corp. 6.625% 2026[4]	25,730	25,923
Ellucian, Inc. 9.00% 2023[4]	14,873	15,840
First Data Corp. 6.75% 2020[4]	5,079	5,280
First Data Corp. 5.375% 2023[4]	17,650	18,356
First Data Corp. 7.00% 2023[4]	86,825	92,686
First Data Corp. 5.00% 2024[4]	29,425	29,692
First Data Corp. 5.75% 2024[4]	1,150	1,191
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[4]	25,500	27,157
Genesys Telecommunications Laboratories, Inc., Term Loan B, 6.25% 2023[1,2,3]	25,125	25,507
Gogo Inc. 12.50% 2022[4]	63,950	69,546
Hughes Satellite Systems Corp. 7.625% 2021	9,850	10,847
Infor (US), Inc. 6.50% 2022	37,550	39,240
Infor Inc. 5.75% 2020[4]	18,275	19,234
JDA Software Group, Inc. 7.375% 2024[4]	17,366	18,039
JDA Software Group, Inc., Term Loan B, 4.50% 2023[1,2,3]	23,500	23,659
Kronos Inc., Term Loan B, 5.00% 2023[1,2,3]	36,450	36,833
Kronos Inc., Term Loan B, 9.25% 2024[1,2,3]	92,450	95,426
Match Group, Inc. 6.375% 2024	7,050	7,464
Micron Technology, Inc. 7.50% 2023[4]	6,925	7,687
Nuance Communications, Inc. 5.625% 2026[4]	12,000	11,829
NXP BV and NXP Funding LLC 4.125% 2020[4]	7,000	7,263
NXP BV and NXP Funding LLC 4.125% 2021[4]	11,700	12,109
NXP BV and NXP Funding LLC 4.625% 2023[4]	9,700	10,209
PTC Inc. 6.00% 2024	11,975	12,604
Qorvo, Inc. 6.75% 2023	5,000	5,519
Qorvo, Inc. 7.00% 2025	21,825	24,280
Rackspace Hosting, Inc. 8.625% 2024[4]	11,675	12,387
Rackspace Hosting, Inc., Term Loan B, 4.50% 2023[1,2,3]	8,775	8,889
Seagate Technology LLC 4.75% 2023	22,500	22,317
Solera Holdings, Inc. 10.50% 2024[4]	43,025	48,618
Solera Holdings, Inc., Term Loan B, 5.75% 2023[1,2,3]	19,453	19,746
VeriSign, Inc. 4.625% 2023	4,600	4,692
American High-Income Trust — Page 11 of 23

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Western Digital Corp. 7.375% 2023[4]	$30,500	$33,626
Western Digital Corp. 10.50% 2024[4]	18,800	22,278
Western Digital Corp., Term Loan B1, 4.52% 2023[1,2,3]	2,388	2,424
		1,105,905
Utilities 4.27%
AES Corp. 8.00% 2020	21,175	24,722
AES Corp. 7.375% 2021	44,350	49,623
AES Corp. 4.875% 2023	12,100	12,012
AES Corp. 5.50% 2024	34,050	34,816
AES Corp. 5.50% 2025	27,080	27,215
AES Corp. 6.00% 2026	30,385	30,993
AmeriGas Partners, LP 5.50% 2025	25,000	25,344
Calpine Corp. 6.00% 2022[4]	1,775	1,862
Calpine Corp. 5.375% 2023	19,285	18,948
Calpine Corp. 7.875% 2023[4]	2,879	3,012
Calpine Corp. 5.50% 2024	955	926
Calpine Corp. 5.875% 2024[4]	24,225	25,376
Calpine Corp. 5.75% 2025	18,365	17,814
Calpine Corp. 5.25% 2026[4]	10,725	10,618
Dominion Resources, Inc. 2.962% 2019	1,500	1,519
Dominion Resources, Inc. 4.104% 2021	7,995	8,329
Dynegy Finance Inc. 6.75% 2019	6,190	6,329
Dynegy Finance Inc. 7.375% 2022	20,930	20,093
Dynegy Finance Inc. 7.625% 2024	13,635	12,646
Emera Inc. 6.75% 2076	28,725	30,879
Enel Società per Azioni 8.75% 2073[4]	32,112	36,447
NRG Energy, Inc. 6.25% 2022	50,015	50,390
NRG Energy, Inc. 6.625% 2023	9,000	9,068
NRG Energy, Inc. 7.25% 2026[4]	38,800	38,800
NRG Energy, Inc. 6.625% 2027[4]	68,975	65,526
Talen Energy Corp. 6.50% 2018	2,000	2,075
Talen Energy Corp. 4.625% 2019[4]	82,105	78,205
TEX Operations Co. LLC, Term Loan B, 5.00% 2023[1,2,3]	64,267	64,870
TEX Operations Co. LLC, Term Loan C, 5.00% 2023[1,2,3]	14,658	14,795
		723,252
Financials 4.01%
Ally Financial Inc. 8.00% 2020	8,825	10,016
Ally Financial Inc. 8.00% 2031	39,969	46,464
Bank of America Corp. junior subordinated 6.25% noncumulative (undated)	2,425	2,428
Bank of America Corp., Series DD, 6.30% (undated)	2,870	3,006
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)	11,075	11,393
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	11,550	12,012
BNP Paribas, Contingent Convertible, 6.75% (undated)[4]	4,400	4,351
BNP Paribas, Contingent Convertible, 7.625% (undated)	9,100	9,621
CIT Group Inc. 4.25% 2017	13,000	13,179
CIT Group Inc. 3.875% 2019	84,435	86,440
CIT Group Inc., Series C, 5.50% 2019[4]	30,350	32,095
Citigroup Inc., Series T, 6.25% (undated)	8,167	8,414
Credit Agricole SA, convertible bonds, 6.625% 2049	7,000	6,849
Credit Agricole SA, Contingent Convertible, 7.875% (undated)[4]	7,300	7,401
Credit Agricole SA, Contingent Convertible, 8.125% (undated)[4]	4,500	4,753
Credit Agricole SA 8.375% (undated)[4]	12,875	14,189
American High-Income Trust — Page 12 of 23

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG, Contingent Convertible, 6.25% (undated)	$5,200	$4,585
Deutsche Bank AG, Contingent Convertible, 7.50% (undated)	5,000	4,591
General Motors Acceptance Corp. 7.50% 2020	8,900	10,001
Icahn Enterprises Finance Corp. 3.50% 2017	35,600	35,689
International Lease Finance Corp. 8.25% 2020	5,900	6,888
iStar Financial Inc. 4.00% 2017	30,600	30,830
iStar Financial Inc. 4.875% 2018	30,264	30,339
iStar Financial Inc. 6.50% 2021	8,000	8,260
iStar Financial Inc., Series B, 9.00% 2017	26,665	27,498
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	23,405	24,265
Liberty Mutual Group Inc., Series A, 7.80% 2087[4]	9,190	10,362
MetLife Capital Trust IV, junior subordinated 7.875% 2067[4]	13,950	16,887
MetLife Capital Trust X, junior subordinated 9.25% 2068[4]	500	681
MGIC Investment Corp. 5.75% 2023	15,225	15,910
MSCI Inc. 4.75% 2026[4]	2,300	2,286
Navient Corp. 4.875% 2019	23,150	24,018
Navient Corp. 5.50% 2023	2,315	2,254
OneMain Financial Holdings, LLC 6.75% 2019[4]	8,070	8,443
OneMain Financial Holdings, LLC 7.25% 2021[4]	6,755	7,076
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)	4,630	4,989
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[4]	15,376	16,645
Société Générale, Contingent Convertible, 7.375% (undated)	16,500	16,514
Société Générale, Contingent Convertible, 7.375% (undated)[4]	13,950	13,961
Springleaf Finance Corp. 8.25% 2020	18,650	20,329
Starwood Property Trust, Inc. 5.00% 2021[4]	20,250	20,572
UBS AG, Contingent Convertible, 6.875% (undated)	9,650	9,844
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	13,980	14,627
ZFS Finance (USA) Trust V, junior subordinated, 6.50% 2067[4]	17,350	17,439
		678,394
Real estate 1.79%
American Tower Corp. 7.25% 2019	3,019	3,317
Communications Sales & Leasing, Inc. 6.00% 2023[4]	30,155	31,210
Communications Sales & Leasing, Inc. 8.25% 2023	23,563	25,095
Communications Sales & Leasing, Inc. 7.125% 2024[4]	18,025	18,250
Crescent Resources 8.875% 2021[4]	15,400	15,593
Crown Castle International Corp. 4.875% 2022	2,350	2,508
Equinix, Inc. 5.875% 2026	8,650	9,126
Gaming and Leisure Properties, Inc. 4.375% 2021	4,775	4,966
Gaming and Leisure Properties, Inc. 5.375% 2026	8,175	8,546
Howard Hughes Corp. 6.875% 2021[4]	3,000	3,176
Iron Mountain Inc. 6.00% 2020[4]	25,915	27,405
Iron Mountain Inc. 6.00% 2023	3,450	3,683
Iron Mountain Inc. 5.75% 2024	33,800	34,899
iStar Financial Inc. 5.00% 2019	23,300	23,475
Realogy Corp. 4.50% 2019[4]	38,960	40,275
Realogy Corp. 5.25% 2021[4]	6,575	6,772
Realogy Corp. 4.875% 2023[4]	45,550	44,184
		302,480
Consumer staples 0.92%
AdvancePierre Foods Holdings, Inc., 5.50% 2024[4]	12,000	12,142
B&G Foods, Inc. 4.625% 2021	5,250	5,381
Central Garden & Pet Co. 6.125% 2023	1,300	1,378
American High-Income Trust — Page 13 of 23

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Constellation Brands, Inc. 3.875% 2019	$1,250	$1,297
Constellation Brands, Inc. 6.00% 2022	10,225	11,583
Constellation Brands, Inc. 4.75% 2025	625	666
Darling Ingredients Inc. 5.375% 2022	9,250	9,632
Kronos Acquisition Holdings Inc. 9.00% 2023[4]	14,825	14,862
Lamb Weston Holdings, Inc. 4.625% 2024[4]	16,915	17,000
Pinnacle Foods Inc. 5.875% 2024	4,875	5,192
Post Holdings, Inc. 6.00% 2022[4]	5,250	5,506
Post Holdings, Inc. 7.75% 2024[4]	6,475	7,220
Post Holdings, Inc. 8.00% 2025[4]	8,400	9,450
Post Holdings, Inc. 5.00% 2026[4]	4,410	4,234
Reynolds American Inc. 5.85% 2045	8,750	10,380
Spectrum Brands Inc. 6.625% 2022	3,500	3,736
SUPERVALU Inc. 6.75% 2021	7,000	7,105
TreeHouse Foods, Inc. 6.00% 2024[4]	13,775	14,498
US Foods Holding Corp. 5.875% 2024[4]	14,475	15,018
		156,280
Total corporate bonds & notes		14,951,087
U.S. Treasury bonds & notes 1.03% U.S. Treasury 1.03%
U.S. Treasury 1.00% 2018	65,000	64,795
U.S. Treasury 1.125% 2021[8]	100,000	96,801
U.S. Treasury 6.25% 2023[8]	10,000	12,498
Total U.S. Treasury bonds & notes		174,094
Asset-backed obligations 0.20%
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[2]	3,725	3,772
Babson CLO Ltd., Series 2012-2A, Class A1R, CLO, 2.146% 2023[2,3,4]	4,970	4,976
Dryden Senior Loan Fund, Series 2012-23RA, Class A1R, CLO, 2.13% 2023[2,3,4]	2,527	2,527
Madison Park Funding Ltd., CLO, Series 2012-8-A, Class AR, 2.132% 2022[2,3,4]	8,588	8,589
Madison Park Funding Ltd., CLO, Series 2012-9-A, Class AR, 2.196% 2022[2,3,4]	8,817	8,817
Magnetite CLO Ltd., Series 2014-9-A, Class A1, 2.302% 2026[2,3,4]	1,586	1,586
Marine Park CLO Ltd., Series 2012-1A, Class A1AR, CLO, 2.189% 2023[2,3,4]	2,900	2,899
		33,166
Bonds & notes of governments outside the U.S. 0.04%
Argentine Republic 21.20% 2018	ARS118,500	7,623
Total bonds, notes & other debt instruments (cost: $14,954,412,000)		15,165,970
Convertible bonds 0.44% Financials 0.20%
Australia and New Zealand Banking Group Ltd., Contingent Convertible, 6.75% (undated)	$5,825	6,160
Australia and New Zealand Banking Group Ltd., Contingent Convertible, 6.75% (undated)[4]	14,200	15,017
Banco Bilbao Vizcaya Argentaria, SA, contingent convertible, 6.75% (undated)	€12,000	12,081
		33,258
Information technology 0.07%
Liberty Media Corp., convertible notes, 3.50% 2031	$21,190	11,283
American High-Income Trust — Page 14 of 23

unaudited
Convertible bonds Energy 0.06%	Principal amount (000)	Value (000)
American Energy (Permian Basin), convertible notes, 8.00% 2022[4,5]	$17,970	$6,020
Chesapeake Energy Corp. 5.50% 2026[4]	3,860	4,198
		10,218
Consumer discretionary 0.02%
DISH DBS Corp. 3.375% 2026[4]	3,792	4,335
Miscellaneous 0.09%
Other convertible bonds in initial period of acquisition		15,811
Total convertible bonds (cost: $80,326,000)		74,905
Convertible stocks 0.74% Energy 0.13%	Shares
Southwestern Energy Co., Series B, 6.25% convertible preferred 2018	309,450	7,882
Chesapeake Energy Corporation 5.75% convertible preferred	9,000	5,395
Kinder Morgan Inc., Series A, depository share, convertible preferred 2018	98,000	4,768
Anadarko Petroleum Corp. 7.50% convertible preferred 2018, units	93,000	3,845
		21,890
Industrials 0.13%
CEVA Group PLC, Series A-1, 4.022% convertible preferred[3,6,7,9]	47,121	16,492
CEVA Group PLC, Series A-2, 3.022% convertible preferred[3,6,7,9]	21,062	5,266
		21,758
Real estate 0.07%
American Tower Corp., Series A, convertible preferred	78,000	8,170
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	30,000	3,135
		11,305
Utilities 0.05%
Dominion Resources, Inc., convertible preferred, Series A, units	161,420	8,141
Telecommunication services 0.03%
Frontier Communications Corp., Series A, convertible preferred	70,000	4,976
Miscellaneous 0.33%
Other convertible stocks in initial period of acquisition		56,504
Total convertible stocks (cost: $176,613,000)		124,574
Preferred securities 0.05% Real estate 0.05%
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities[4]	365,000	9,376
Total preferred securities (cost: $9,673,000)		9,376
American High-Income Trust — Page 15 of 23

unaudited
Common stocks 1.19% Energy 0.25%	Shares	Value (000)
White Star Petroleum Corp., Class A6,7,10	24,665,117	$20,965
Ascent Resources - Utica, LLC, Class A4,7,10	90,532,504	20,279
Southwestern Energy Co.[10]	42,520	460
Denbury Resources Inc.[10]	60,000	221
Gener8 Maritime, Inc.[10]	12,599	57
Petroplus Holdings AG7,10	3,360,000	—
		41,982
Telecommunication services 0.21%
NII Holdings, Inc.[6,10]	16,654,004	35,806
Materials 0.18%
Warrior Met Coal, LLC, Class B4,7,10	65,541	22,612
Warrior Met Coal, LLC, Class A4,7,10	22,175	7,650
		30,262
Information technology 0.16%
Corporate Risk Holdings I, Inc.[6,7,10]	2,380,355	27,136
Corporate Risk Holdings Corp.[6,7,10]	12,035	—
		27,136
Real estate 0.13%
OUTFRONT Media Inc. REIT	660,645	16,430
American Tower Corp. REIT	57,087	6,033
		22,463
Health care 0.09%
Rotech Healthcare Inc.[6,7,10]	1,916,276	15,445
Industrials 0.09%
CEVA Group PLC[6,7,9,10]	59,168	14,792
Quad/Graphics, Inc., Class A	528	14
Atrium Corp.[4,7,10]	10,987	11
		14,817
Consumer discretionary 0.00%
Adelphia Recovery Trust, Series Arahova[7,10]	1,773,964	19
Adelphia Recovery Trust, Series ACC-1[7,10]	10,643,283	16
		35
Miscellaneous 0.08%
Other common stocks in initial period of acquisition		12,987
Total common stocks (cost: $494,120,000)		200,933
Rights & warrants 0.01% Utilities 0.01%
Vistra Energy Corp.[4,7,10,11]	1,029,137	1,492
Consumer discretionary 0.00%
Liberman Broadcasting, Inc., warrants, expire 2022[7,9,10]	10	—
American High-Income Trust — Page 16 of 23

unaudited
Rights & warrants Energy 0.00%	Shares	Value (000)
Gener8 Maritime, Inc., warrants, expire 2017[4,7,10]	19,483	$—
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		—
Total rights & warrants (cost: $6,574,000)		1,492
Short-term securities 6.85%	Principal amount (000)
Apple Inc. 0.76% due 3/7/2017[4]	$50,000	49,942
Army and Air Force Exchange Service 0.54% due 1/3/2017[4]	47,200	47,197
Chevron Corp. 0.74% due 2/21/2017[4]	50,000	49,946
City of New York, G.O. Bonds, Series 2004-H-6, 0.75% due 3/1/2034[3]	20,150	20,150
Coca-Cola Co. 0.72% due 2/24/2017[4]	34,800	34,767
ExxonMobil Corp. 0.58% due 1/23/2017	88,600	88,562
Federal Home Loan Bank 0.42%–0.55% due 1/9/2017–5/25/2017	269,900	269,686
Freddie Mac 0.41% due 1/19/2017	95,400	95,382
General Electric Co. 0.60% due 1/3/2017	3,400	3,400
Microsoft Corp. 0.75%–0.77% due 2/14/2017–2/21/2017[4]	136,200	136,100
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2010-F-5, 0.75% due 2/1/2035[3]	21,150	21,150
Pfizer Inc. 0.67% due 2/13/2017[4]	58,400	58,362
Qualcomm Inc. 0.56% due 1/5/2017[4]	800	800
U.S. Treasury Bills 0.35%–0.49% due 1/5/2017–2/16/2017	207,300	207,268
United Parcel Service Inc. 0.65% due 1/24/2017[4]	76,300	76,272
Total short-term securities (cost: $1,158,923,000)		1,158,984
Total investment securities 98.90% (cost: $16,880,641,000)		16,736,234
Other assets less liabilities 1.10%		186,248
Net assets 100.00%		$16,922,482
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $174,312,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2016 (000)
Pay	LCH	3-month USD-LIBOR	2.0745%	11/21/2026	$135,000	$3,098
Pay	LCH	3-month USD-LIBOR	2.375	11/18/2046	15,000	682
Pay	LCH	3-month USD-LIBOR	2.587	12/16/2046	10,000	(11)
						$3,769
American High-Income Trust — Page 17 of 23

unaudited
Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average month-end notional amount of credit default swaps while held was $187,490,000.
Centrally cleared credit default swaps on credit indices — sell protection
Referenced index	Clearinghouse	Receive fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums received (000)	Unrealized appreciation (depreciation) at 12/31/2016 (000)
CDX.NA.HY.21	ICE	5.00%	12/20/2018	$17,280	$1,063	$1,036	$27
CDX.NA.HY.22	ICE	5.00	6/20/2019	27,840	1,983	2,168	(185)
CDX.NA.HY.25	CME	5.00	12/20/2020	81,180	5,599	2,452	3,147
CDX.NA.HY.27	ICE	5.00	12/20/2021	50,000	3,100	2,365	735
							$3,724
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended December 31, 2016, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 12/31/2016 (000)
Corporate Risk Holdings LLC 9.50% 2019[4]	$137,693,000	—	—	$137,693,000	$3,273	$142,168
Corporate Risk Holdings I, Inc.[7,10]	2,380,355	—	—	2,380,355	—	27,136
Corporate Risk Holdings LLC 13.50% 2020[4,5,7]	$14,705,290	—	—	$14,705,290	570	16,322
Corporate Risk Holdings Corp.[7,10]	12,035	—	—	12,035	—	—
Rotech Healthcare Inc., Term Loan, 13.00% 2020[1,2,3,5,7]	$61,148,542	$1,700,269	—	$62,848,811	1,878	60,811
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[1,2,3,7]	$25,123,000	—	$64,750	$25,058,250	353	24,882
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[1,2,3,7]	$20,825,000	—	—	$20,825,000	532	20,721
Rotech Healthcare Inc.[7,10]	1,916,276	—	—	1,916,276	—	15,445
CEVA Group PLC, Series A-1, 4.022% convertible preferred[3,7,9]	47,121	—	—	47,121	—	16,492
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50% 2021[1,2,3]	$18,875,543	—	$48,399	$18,827,144	326	15,409
CEVA Group PLC[7,9,10]	59,168	—	—	59,168	—	14,792
CEVA Logistics Holdings BV, Term Loan, 6.50% 2021[1,2,3]	$13,689,256	—	$35,100	$13,654,156	238	11,175
CEVA Group PLC, Apollo Global Securities LLC LOC, 5.969% 2021[1,2,3]	$13,311,084	—	—	$13,311,084	232	10,894
CEVA Group PLC 9.00% 2021[4]	$14,675,000	—	—	$14,675,000	333	9,465
CEVA Group PLC, Series A-2, 3.022% convertible preferred[3,7,9]	21,062	—	—	21,062	—	5,266
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[1,2,3]	$2,361,937	—	$6,057	$2,355,880	41	1,928
CEVA Group PLC 7.00% 2021[4]	$1,400,000	—	—	$1,400,000	25	1,134
American High-Income Trust — Page 18 of 23

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	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 12/31/2016 (000)
NII Holdings, Inc.[10]	17,776,845	—	1,122,841	16,654,004	$—	$35,806
White Star Petroleum Corp., Class A7,10	24,665,117	—	—	24,665,117	—	20,965
					$7,801	$450,811
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,189,695,000, which represented 7.03% of the net assets of the fund.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,092,574,000, which represented 47.82% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $341,886,000, which represented 2.02% of the net assets of the fund.
[8]	A portion of this security was pledged as collateral. The total value of pledged collateral was $20,741,000, which represented .12% of the net assets of the fund.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[10]	Security did not produce income during the last 12 months.
[11]	Purchased on a TBA basis.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 4.022% convertible preferred	5/2/2013-8/22/2014	$47,777	$16,492.10%
CEVA Group PLC	5/2/2013	57,165	14,792.09
CEVA Group PLC, Series A-2, 3.022% convertible preferred	5/2/2013	20,349	5,266.03
Liberman Broadcasting, Inc., warrants, expire 2022	12/13/2012-11/26/2014	—	—	.00
Total private placement securities		$125,291	$36,550.22%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American High-Income Trust — Page 19 of 23

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
American High-Income Trust — Page 20 of 23

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$14,828,351	$122,736	$14,951,087
U.S. Treasury bonds & notes	—	174,094	—	174,094
Asset-backed obligations	—	33,166	—	33,166
Bonds & notes of governments outside the U.S.	—	7,623	—	7,623
Convertible bonds	—	74,905	—	74,905
Convertible stocks	61,152	21,758	41,664	124,574
Preferred securities	—	9,376	—	9,376
Common stocks	72,008	45,054	83,871	200,933
Rights & warrants	—	1,492	—	1,492
Short-term securities	—	1,158,984	—	1,158,984
Total	$133,160	$16,354,803	$248,271	$16,736,234

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$3,780	$—	$3,780
Unrealized appreciation on credit default swaps	—	3,909	—	3,909
Liabilities:
Unrealized depreciation on interest rate swaps	—	(11)	—	(11)
Unrealized depreciation on credit default swaps	—	(185)	—	(185)
Total	$—	$7,493	$—	$7,493
[1]	Interest rate swaps and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended December 31, 2016 (dollars in thousands):
	Beginning value at 10/1/2016	Transfers into Level 3[2]	Purchases	Sales	Net realized loss[3]	Unrealized appreciation[3]	Transfers out of Level 3[2]	Ending value at 12/31/2016
Investment securities	$176,678	$28	$47,626	$(66)	$(20)	$40,659	$(16,634)	$248,271
Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2016[3]								$40,638
[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.
American High-Income Trust — Page 21 of 23

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 12/31/2016	Valuation techniques	Unobservable inputs	Range	Impact to valuation from an increase in input*
Corporate bonds & notes	122,736	Yield analysis	Yield risk premium	100 bps - 400 bps	Decrease
		Yield to call price	Yield to call	2.5% to 5.0%	Decrease
Common stocks	83,871	Enterprise valuation	EV/EBITDA multiple	5.0x - 11.5x	Increase
		Recent transaction	Arms-length transaction	N/A	N/A
		Estimated liquidation proceeds	Estimated remaining assets	$16.4 million - $35.7 million	Increase
		Equity option value	Equity option value	N/A	N/A
Convertible stocks	41,664	Cost	N/A	N/A	N/A
	$248,271
*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations
EV = Enterprise value
EBITDA = Earnings before income taxes, depreciation and amortization
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$497,696
Gross unrealized depreciation on investment securities	(824,746)
Net unrealized depreciation on investment securities	(327,050)
Cost of investment securities	17,063,284

Key to abbreviations and symbol
ARS = Argentine pesos
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
€ = Euros
Fin. = Finance
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
TBA = To-be-announced
American High-Income Trust — Page 22 of 23

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-021-0217O-S54099	American High-Income Trust — Page 23 of 23

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: February 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2017